ACQUISITIONS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
RotoWire
On January 1, 2022, the Company acquired 100% of the issued and outstanding equity interests of RotoSports, Inc. ("RotoWire"), owner and operator of RotoWire.com, for consideration of (i) $14,700 in cash of which $13,500 was transferred to the selling shareholders and $1,200 was transferred on behalf of the selling shareholders to settle sellers' expenses, (ii) 451,264 unregistered ordinary shares, (iii) $2,500 due on the first anniversary of the closing date and (iv) $5,300 due on the second anniversary of the closing date of the acquisition. The Company has the option, but not the obligation, to pay up to 50% of the deferred payments in unregistered ordinary shares.
The Group incurred acquisition-related costs of $531 on legal and consulting fees; the costs were expensed in 2021.
Subsequently to the acquisition, the legal entity that was acquired was merged into a then newly formed subsidiary of the Group, certain of the acquired assets and/or liabilities were transferred to other Group subsidiaries. Since the acquisition date, revenue associated with the acquired assets amounted to $3,220. The Company cannot break out expenses incurred since the acquisition date.
Under the preliminary purchase price allocation, the Company recognized goodwill of $10,776 which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The goodwill is not expected to be deductible for tax purposes. The fair value of the common shares issues as part of the acquisition consideration was amended resulting in a decrease of $400 in total acquisition consideration and goodwill to reflect the share price as of date of transaction. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 1, 2022 as calculated by a third-party valuation firm. The Company expects to complete the final purchase price allocation prior to December 31, 2022.
During the six months ended June 30, 2022, unwinding costs of deferred consideration payable for RotoWire amounted to $160. The Group expects to incur financial expenses related to change in the value of the deferred consideration until December 2023.
The table below outlines the preliminary purchase price allocation of the purchase for RotoWire to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	14,700
Common shares issued, at fair value	4,600
Deferred consideration, at fair value	7,250
Total acquisition consideration	26,550
Assets acquired:
Cash and cash equivalents	1,999
Accounts receivable	760
Prepaid expenses and other current assets	292
Identifiable intangible assets	19,000
Right of use asset	617
Other assets	7
Total assets acquired	22,675
Liabilities assumed:
Accounts payable	(16)
Deferred income	(1,120)
Lease liability	(617)
Deferred tax	(4,008)
Other current liabilities	(1,140)
Total liabilities assumed	(6,901)
Total net assets	15,774
Goodwill	10,776
Total acquisition consideration	26,550
BonusFinder
On January 31, 2022, the Company acquired 100% of the issued and outstanding equity interests of NDC Media Limited ("NDC Media"), operator of BonusFinder.com ("BonusFinder"), for consideration of (i) cash amount of EUR10,000 ($11,168), (ii) issued 269,294 unregistered ordinary shares, (iii) an earnout payment up to a maximum of EUR19,000 ($21,850) to be paid in April 2023 based financial performance during 2022, (iv) a further earnout payment up to a maximum of EUR28,500 ($32,800) to be paid in April 2024 based on certain financial conditions being met during 2023. The Company has the option to pay up to 50% of each of the earnout payments in unregistered ordinary shares.
During the six months ended June 30, 2022, the Group incurred acquisition-related costs of $299 on legal and consulting fees.
Subsequently to the acquisition, certain acquired assets and liabilities were transferred to other Group subsidiaries. Since the acquisition date, revenue associated with the acquired assets amounted to $4,600. The Company cannot break our expenses incurred since the acquisition date.
Under the preliminary purchase price allocation, the Company did not recognize goodwill, which is calculated as the excess of both the consideration exchanged and liabilities assumed as compared to the fair value of the identifiable assets acquired. The values assigned to the assets acquired and liabilities assumed are based on their estimates of fair value available as of January 31, 2022 as calculated by a third-party valuation firm. The Company expects to complete the final purchase price allocation prior to December 31, 2022.
The fair value of the contingent consideration utilized the following assumptions as part of the option approach methodology: (i) probability of obtaining the financial conditions ranging from 50-90%, (ii) discounts rates ranging from 3.0-3.9%, (iii) inflation rates ranging from 2.0-2.4% and (iv) volatility ranging from 33.0-72.6% as applied to forecasted performance conditions. At the end of each reporting period, the Company will remeasure the fair value of the BonusFinder contingent consideration. During the six months ended June 30, 2022, fair value movements on contingent consideration for BonusFinder amounted to $2,849. The Group expects to incur gains or losses related to change in the fair value of the contingent consideration until April 2024.
The table below outlines the preliminary purchase price allocation of the purchase for BonusFinder to the acquired identifiable assets, liabilities assumed and goodwill:

Purchase price consideration:
Cash paid	11,168
Cash payable	4,279
Common shares issued, at fair value	2,792
Contingent consideration, at fair value	20,437
Total acquisition consideration	38,676
Assets acquired:
Cash and cash equivalents	4,574
Accounts receivable and other current assets	1,284
Identifiable intangible assets	33,475
Right of use asset	126
Other non-current assets	37
Total assets acquired	39,496
Liabilities assumed:
Accounts payable	(234)
Corporate tax payable	(460)
Lease liability	(126)
Total liabilities assumed	(820)
Total net assets	38,676
Goodwill	—
Total acquisition consideration	38,676
During the six months ended June 30, 2022, the Group made a provisional payment of the adjustments for cash, working capital and indebtedness to the shareholders of BonusFinder of $4,114. As of June 30, 2022, the balance of opening cash payable amounted to $165.